Other Income and Expenses, Net - Other Income and Expenses, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Component of Operating Other Cost and Expense [Abstract]
Other income and expenses, net	$ 164	$ 207	$ 95
Research and Development Funding [Member]
Component of Operating Other Cost and Expense [Abstract]
Other income and expenses, net	144	231	57
Phase-Out and Start-Up Costs [Member]
Component of Operating Other Cost and Expense [Abstract]
Other income and expenses, net	(5)	(16)	(4)
Exchange Gain, Net [Member]
Component of Operating Other Cost and Expense [Abstract]
Other income and expenses, net	2	4	8
Patent Costs, Net of Reversal of Unused Provisions [Member]
Component of Operating Other Cost and Expense [Abstract]
Other income and expenses, net	3	(28)	(40)
Gain on Sale of Businesses and Non-Current Assets [Member]
Component of Operating Other Cost and Expense [Abstract]
Other income and expenses, net	18	24	83
Other, Net [Member]
Component of Operating Other Cost and Expense [Abstract]
Other income and expenses, net	$ 2	$ (8)	$ (9)